                                                         RIVERSOURCE {LOGO](SM)
                                                                    INVESTMENTS



        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - SEPT. 14, 2006*

   RIVERSOURCE STRATEGY SERIES, INC. FOR RIVERSOURCE SMALL CAP ADVANTAGE FUND
                            (AUG. 29, 2006) S-6500 L

For RiverSource Small Cap Advantage Fund - The information under Table 20 has been revised to delete information regarding Dimitris Bertsimas and Jonathan Calvert.

                                                   TABLE 20. PORTFOLIO MANAGERS
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
FUND          PORTFOLIO          OTHER ACCOUNTS MANAGED (excluding the fund)          OWNERSHIP     POTENTIAL    STRUCTURE
              MANAGER        ---------------------------------------------------      OF FUND       CONFLICTS    OF
                                                                                      SHARES        OF           COMPENSATION
                                                                                                    INTEREST
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                              NUMBER AND   APPROXIMATE          PERFORMANCE
                              TYPE OF      TOTAL NET            BASED
                              ACCOUNT**    ASSETS               ACCOUNTS(a)
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FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
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
Small Cap     Kenwood:        1 RIC        $198.92 million      1 other account      $100,001-
Advantage     Jake Hurwitz    1 PIV        $66.94 million       ($71.65 M)           $500,000
              ------------                                                           --------------     (1)        (1)
              Kenwood:        22 other
              Kent Kelley     accounts     $763.83 million                           $500,001-
                                                                                     $1,000,000

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
**RIC refers to a Registered Investment Company; PIV refers to a Pooled
  Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

POTENTIAL CONFLICT OF INTEREST

(1) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

STRUCTURE OF COMPENSATION

(1) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.



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S-6500-8 A (9/06)
Valid until next update
*Destroy Sept. 29, 2006